Investments in Other Companies (Details) - Schedule of reconciliation of investments in other companies that are not consolidated - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of investments in other companies that are not consolidated [Abstract]
Balance as of January 1,		$ 42,338	$ 48,442	$ 42,252
Capital increase		7,847		671
Participation in net income		1,793	(5,099)	6,039
Dividends received		(1,097)	(1,001)	(552)
Non-current assets Nexus	[1]	(3,961)
Other		3	(4)	32
Balance as of December 31,		$ 46,923	$ 42,338	$ 48,442

[1]	This item corresponds to the participation in Sociedad Operadora de Tarjeta de Crédito Nexus S.A., which has been reclassified as non-current assets.